Entity-Wide Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity-Wide Disclosure (Details) [Line Items]
Total net sales, percentage	10.00%
Property, plant and equipment, net	$ 203,295	$ 201,232
ISRAEL
Entity-Wide Disclosure (Details) [Line Items]
Property, plant and equipment, net	136,400	126,900
Right of use assets of lessees	$ 1,400	$ 2,500